Equity (Summary of RSUs activity) (Details) (USD $)	3 Months Ended
Mar. 31, 2015
Number of RSUs
RSUs outstanding as of January 1, 2015	667,498
Granted	52,460
Forfeited	(20,461)
RSUs outstanding as of March 31, 2015	699,497
Weighted Average Grant Date Fair Value
RSUs outstanding as of January 1, 2015	$ 94.19
Granted	$ 76.38
Forfeited	$ 94.23
RSUs outstanding as of March 31, 2015	$ 92.85